STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

18. STOCK BASED COMPENSATION

Stock Incentive Plan—In 2015, the Board of Directors approved the adoption of the 2015 stock incentive plan (the “2015 Plan”). The 2015 Plan allowed for the award of incentive and nonqualified stock options, restricted stock, and other stock-based awards to employees, officers, directors, consultants, and advisers of the Company. Awards could be made under the 2015 Plan for up to 26,283,789 shares of Common Stock. Option awards expire 10 years from the grant date and generally vest over four years; however, vesting conditions can vary at the discretion of our Board of Directors.

As part of the acquisition of Make Composites, Inc. (“Make”) in 2019, the Company assumed the 2018 equity incentive plan of Make (the “Make Plan”). The Make Plan allows for the award of incentive and nonqualified stock options and warrants for those employees and contractors that were hired as part of the acquisition. The Make Plan allowed for 232,304 options and warrants to be issued, which were issued in 2019, with no additional options to be issued in the future. Option awards expire 10 years from the grant date and generally vest over four years; however, vesting conditions can vary at the discretion of our Board of Directors.

In December 2020, the Board of Directors and stockholders of the Company approved the adoption of the 2020 Incentive Award Plan (the “2020 Plan” and together with the 2015 Plan and the Make Plan, the “Plans”), which became effective on the date of the Business Combination. Upon effectiveness of the 2020 Plan, the Company ceased granting new awards under the 2015 Plan.

The 2020 Plan allows for the award of incentive and nonqualified stock options, restricted stock, and other stock-based awards to employees, officers, directors, consultants, and advisers of the Company. The number of shares of common stock initially available for issuance under the 2020 Plan was 12,400,813 shares of common stock plus the number of shares subject to awards outstanding under the 2015 Plan that expire, lapse, terminate, or are exchanged for cash, surrendered, repurchased, or canceled without having been fully exercised or forfeited. In addition, the number of shares of common stock available for issuance under the 2020 Plan is subject to an annual increase on the first day of each calendar year beginning on January 1, 2021 and ending on and including January 1, 2030 equal to the lesser of (i) 5% of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares as is determined by the Board. On January 1, 2021, 11,337,837 shares were added to the plan.

The Company grants stock options at exercise prices deemed by the Board of Directors to be equal to the fair value of the Common Stock at the time of grant. The fair value of Common Stock has been determined by the Board of Directors of the Company at each stock option measurement date based on a variety of different factors, including the results obtained from independent third-party appraisals, the Company’s consolidated financial position and historical financial performance, the status of technological development within the Company, the composition and ability of the current engineering and management team, an evaluation and benchmark of the Company’s competition, the current climate in the marketplace, the illiquid nature of the Common Stock, arm’s-length sales of the Company’s capital stock, and the prospects of a liquidity event, among others.

During the three and six months ended June 30, 2021, the Company did not grant any options to purchase shares of Common Stock to employees. During the three and six months ended June 30, 2020, the Company granted options to purchase 4,182,389 and 4,656,013 shares of Common Stock to employees with fair values of $2.9 million and $3.6 million, respectively, calculated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended	Six Months Ended
	June 30, 2020	June 30, 2020
Risk‑free interest rate	0.4% – 0.9%	0.4% – 0.9%
Expected volatility	52.7% – 54.2%	52.7% – 54.2%
Expected life (in years)	5.9 – 6.3	5.9 – 6.3
Expected dividend yield	—	—
Fair value of Common Stock	$3.34	$3.34

During the three and six months ended June 30, 2021, the Company did not grant any options to purchase shares of Common Stock to non-employees. During the three months ended June 30, 2020, the Company did not grant any options to purchase shares of Common stock to non-employees. During the six months ended June 30, 2020, the Company granted options to purchase 12,212 shares of Common Stock to consultants with a fair value of $0.1 million, calculated using the Black-Scholes option-pricing model with the following assumptions:

Six Months Ended
June 30, 2020
Risk‑free interest rate	0.8%
Expected volatility	54.3%
Expected life (in years)	10.0
Expected dividend yield	—
Fair value of Common Stock	$3.34

The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of the related stock options. The expected life of stock options was calculated using the average of the contractual term of the option and the weighted-average vesting period of the option, as the Company does not have sufficient history to use an alternative method to the simplified method to calculate an expected life for employees. The Company has not paid a dividend and is not expected to pay a dividend in the foreseeable future. Expected volatility for the Common Stock was determined based on an average of the historical volatility of a peer group of similar public companies.

At June 30, 2021, the total unrecognized stock-based compensation expense related to unvested stock options aggregated $11.2 million. The costs are expected to be recognized over a weighted-average period of 2.9 years.

There were 21,810,237 shares available for award under the 2020 Plan at June 30, 2021. The option activity of the Plans for the six months ended June 30, 2021, is as follows (shares in thousands):

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Number of	Exercise Price	Contractual Term	Intrinsic Value
	Shares	per Share	(in years)	(in thousands)
Outstanding at January 1, 2021	19,553	$1.53	7.75	$306,408
Granted	—	$—
Exercised	(2,846)	$1.29
Forfeited/expired	(313)	$1.43
Outstanding at June 30, 2021	16,394	$1.57	7.40	$162,737
Options vested at June 30, 2021	9,451	$1.62	6.27	$93,385
Options vested or expected to vest at June 30, 2021	15,807	$1.58	7.34	$156,825

The weighted-average grant-date fair value for options granted during the six months ended June 30, 2021 was $0.98. The aggregate intrinsic value of options exercised during the six months ended June 30, 2021 and 2020, was $37.0 million and $5.0 million, respectively.

Restricted Stock Units—RSUs awarded to employees and non-employees generally vest over four years from the anniversary date of the grant, with 1-year cliff vesting and monthly vesting thereafter, provided service with the Company is not terminated. The fair value of RSUs is equal to the estimated fair market value of the Company’s Common Stock on the date of grant. Total unrecognized compensation costs related to unvested RSUs at June 30, 2021 was approximately $67.8 million and is expected to be recognized over a period of 3.6 years. The total expense recognized during the three and six months ended June 30, 2021 was $2.7 million and $3.4 million, respectively.

RSU activity under the 2020 Plan for the six months ended June 30, 2021 is as follows (shares in thousands):

	Shares Subject	Weighted-Average
	to Vesting	Grant Date Fair Value
Balance of unvested shares as of January 1, 2021	683	$ 8.02
Granted	4,461	$ 15.38
Vested	(44)	$ 8.13
Cancelled/Forfeited	(5)	$ 7.98
Balance of unvested shares as of June 30, 2021	5,095	$ 14.52

Total stock-based compensation expense related to all of the Company’s stock-based awards granted is reported in the condensed consolidated statements of operations as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$1,838	$569	$2,755	$1,283
General and administrative expense	1,355	217	2,194	454
Sales and marketing expense	577	213	921	421
Cost of sales	229	75	346	175
Total stock-based compensation expenses	$3,999	$1,074	$6,216	$2,333

18. STOCK BASED COMPENSATION

Stock Incentive Plan—In 2015, the Board of Directors approved the adoption of the 2015 stock incentive plan (the “2015 Plan”). The 2015 Plan allowed for the award of incentive and nonqualified stock options, restricted stock, and other stock-based awards to employees, officers, directors, consultants, and advisers of the Company. Awards could be made under the 2015 Plan for up to 26,283,789 shares of Common Stock. Option awards expire 10 years from the grant date and generally vest over four years; however, vesting conditions can vary at the discretion of our Board of Directors.

As part of the acquisition of Make in 2019, the Company assumed the 2018 equity incentive plan of Make Composites, Inc. (the “Make Plan”). The Make Plan allows for the award of incentive and nonqualified stock options and warrants for those employees and contractors that were hired as part of the acquisition. The Make Plan allowed for 232,304 options and warrants to be issued, which were issued in 2019, with no additional options to be issued in the future. Option awards expire 10 years from the grant date and generally vest over four years; however, vesting conditions can vary at the discretion of our Board of Directors.

In December 2020, the Board of Directors and stockholders of the Company approved the adoption of the 2020 Incentive Award Plan (the “2020 Plan” and together with the 2015 Plan and the Make Plan, the “Plans”), which became effective on the date of the Business Combination. Upon effectiveness of the 2020 Plan, the company ceased granting new awards under the 2015 Plan.

The 2020 Plan allows for the award of incentive and nonqualified stock options, restricted stock, and other stock-based awards to employees, officers, directors, consultants, and advisers of the Company. The number of shares of common stock initially available for issuance under the 2020 Plan was 12,400,813 shares of common stock plus the number of shares subject to awards outstanding under the 2015 Plan that expire, lapse, terminate, or are exchanged for cash, surrendered, repurchased, or canceled without having been fully exercised or forfeited. In addition, the number of shares of common stock available for issuance under the 2020 Plan is subject to an annual increase on the first day of each calendar year beginning on January 1, 2021 and ending on and including January 1, 2030 equal to the lesser of (i) 5% of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares as is determined by the Board.

The Company grants stock options at exercise prices deemed by the Board of Directors to be equal to the fair value of the Common Stock at the time of grant. The fair value of Common Stock has been determined by the Board of Directors of the Company at each stock option measurement date based on a variety of different factors, including the results obtained from independent third-party appraisals, the Company’s consolidated financial position and historical financial performance, the status of technological development within the Company, the composition and ability of the current engineering and management team, an evaluation and benchmark of the Company’s competition, the current climate in the marketplace, the illiquid nature of the Common Stock, arm’s-length sales of the Company’s capital stock, and the prospects of a liquidity event, among others.

In July 2020 in order to incentivize and retain personnel, the Company repriced certain employee unvested stock options held by employees to have an exercise price equal to the most recent 409A private stock valuation. Vested awards were not eligible for repricing. Employees were allowed to opt out of the repricing of unvested stock option grants by providing notice to the Company within a month following the repricing. If an employee did not opt out of the repricing, all unvested options held by such employee were repriced and subject to a new vesting schedule. Repriced options vest over a period of four years from the date of the repricing, with one-year cliff vesting and monthly vesting thereafter. The repricing affected 116 employees, at an incremental compensation cost of $3.6 million to the Company, which will be recognized over the vesting period.

During years ended December 31, 2020 and 2019, the Company granted options to purchase 8,450,799 shares and 5,730,586 shares of Common Stock to employees with a fair value of $29.8 million and $10.1 million, respectively, calculated using the Black-Scholes option-pricing model with the following assumptions:

	Years Ended December 31,
	2020	2019
Risk‑free interest rate	0.3% – 1.7%	1.7% – 2.6%
Expected volatility	52.7% – 54.2%	52.7% – 53.6%
Expected life (in years)	5.9 – 6.3	5.6 – 6.1
Expected dividend yield	—	—
Fair value of Common Stock	$1.40 – 7.98	$3.34

During the years ended December 31, 2020, and 2019, the Company granted options to purchase 12,212 shares and 119,581 shares of Common Stock to consultants with a fair value of $0.1 million and $0.6 million, respectively, calculated using the Black-Scholes option-pricing model with the following assumptions:

	Years Ended December 31,
	2020	2019
Risk‑free interest rate	0.6% – 0.8%	1.4% – 3.1%
Expected volatility	54.3% – 54.8%	52.4% – 61.5%
Expected life (in years)	9.4 – 10.0	6.2 – 10.0
Expected dividend yield	—	—
Fair value of Common Stock	$1.40 – 7.98	$3.34

The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of the related stock options. The expected life of stock options was calculated using the average of the contractual term of the option and the weighted-average vesting period of the option, as the Company does not have sufficient history to use an alternative method to the simplified method to calculate an expected life for employees. The Company has not paid a dividend and is not expected to pay a dividend in the foreseeable future. Expected volatility for the Common Stock was determined based on an average of the historical volatility of a peer group of similar public companies.

At December 31, 2020 and 2019, the total unrecognized stock-based compensation expense related to unvested stock options aggregated $13.7 million and $13.0 million, respectively. The costs are expected to be recognized over a weighted-average period of 2.8 years.

Total stock-based compensation expense related to all of the Company’s stock-based awards granted is reported in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$3,276	$2,713
General and administrative expense	3,464	941
Sales and marketing expense	894	1,373
Cost of sales	372	188
Total stock-based compensation expenses	$8,006	$5,215

There were 14,379,052 shares available for award under the 2020 Plan at December 31, 2020. The option activity of the 2015 Plan and Make Plan for the year ended December 31, 2020, is as follows (shares in thousands):

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Number of	Exercise Price	Contractual Term	Intrinsic Value
	Shares	per Share	(in years)	(in thousands)
Outstanding at January 1, 2020	18,072	$2.01	7.84	$24,045
Granted	8,463	$1.51
Exercised	(522)	$0.62
Forfeited/expired	(6,460)	$2.92
Outstanding at December 31, 2020	19,553	$1.53	7.75	$306,408
Options vested at December 31, 2020	10,905	$1.53	6.52	$170,868
Options vested or expected to vest at December 31, 2020	18,818	$1.53	7.69	$294,824

The weighted-average grant-date fair value for options granted during 2020 and 2019 was approximately $3.52 and $1.78, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2020 and 2019, was $1.8 million and $3.4 million, respectively.

On September 28, 2020 the Company modified the vesting conditions for certain awards granted to one of our officers such that in the event of a change in control, half of the outstanding unvested options would vest. Upon the Business Combination, the total incremental compensation expense resulting from the modification was approximately $1.8 million.

Restricted Stock Units—RSUs awarded to employees and non-employees generally vest over four years from the anniversary date of the grant, with 1-year cliff vesting and monthly vesting thereafter, provided service with the Company is not terminated. The fair value of RSUs is equal to the estimated fair market value of the Company’s Common Stock on the date of grant. Total unrecognized compensation costs related to unvested RSUs at December 31, 2020 was approximately $4.8 million and is expected to be recognized over a period of 3.3 years. The total expense recognized during the year ended December 31, 2020 was $0.6 million.

RSU activity under the 2020 Plan for the year ended December 31, 2020 is as follows (shares in thousands):

	Shares subject	Weighted Average
	to Vesting	Grant Date Fair Value
Balance of unvested shares as of January 1, 2020	—	—
Granted	683	$8.02
Vested	—	—
Balance of unvested shares as of December 31, 2020	683	$8.02